Income Tax (Details Narrative) - $ / shares	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Apr. 30, 2008
Income Tax Details Narrative
Common stock, shares authorized	2,000,000,000	500,000,000	500,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	156,844,708	103,096,935	676,575
Common stock, shares outstanding	156,844,708	103,096,935	676,575